Deferred Tax - Schedule of Movements in Deferred Tax Liabilities and Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred Tax [Line Items]
Balance at beginning	¥ 12,081		¥ 15,962
Deferred tax charged/(credited) to the statement of profit or loss during the year	734		(3,881)
Balance at ending	12,815	$ 1,833	12,081
Balance at ending (in Dollars)	12,815		12,081
Fair Value Adjustments Arising From Acquisition of a Subsidiary [Member]
Deferred Tax [Line Items]
Balance at beginning	5,368		10,549
Deferred tax charged/(credited) to the statement of profit or loss during the year	1,975		(5,181)
Balance at ending	7,343	1,051	5,368
Balance at ending (in Dollars)	7,343		5,368
Right-of-use assets [member]
Deferred Tax [Line Items]
Balance at beginning	6,713		5,413
Deferred tax charged/(credited) to the statement of profit or loss during the year	(1,241)		1,300
Balance at ending	5,472	$ 782	6,713
Balance at ending (in Dollars)	¥ 5,472		¥ 6,713